Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	$ (305)	$ (84)
Depletion, depreciation, impairment and accretion	411	323
Gain on dispositions	(3)	(74)
Provisions	(6)	(8)
Deferred tax recovery		(13)
Share-based compensation	7	8
Unrealized risk management loss (gain)	(59)	7
Unrealized foreign exchange gain		(11)
Restructuring	8
Other		4
Decommissioning expenditures	(9)	(16)
Office lease settlements	(13)	(16)
Change in non-cash working capital	68	5
Cash flows from (used in) operating activities	99	125
Investing activities
Capital expenditures	(168)	(141)
Property dispositions (acquisitions), net	13	110
Change in non-cash working capital	(6)	(3)
Cash flows from (used in) investing activities	(161)	(34)
Financing activities
Increase (decrease) in long-term debt	84	(76)
Repayments of senior notes	(32)	(26)
Realized foreign exchange loss on repayments	8	6
Issue of equity compensation plans		(4)
Cash flows from (used in) financing activities	60	(100)
Change in cash and cash equivalents	(2)	(9)
Cash and cash equivalents, beginning of year	$ 2	11
Cash and cash equivalents, end of year		$ 2